13F-HR

06/28/02

0001103804
$o6ykotk

NONE
1

Carl Casler
212-672-7039

ccasler@vikinggloba.com

13F-HR
 Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  280 Avenue New York, N.Y.
          New York, NY 10019

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brian Smith
Title:	Chief Financial Officer
Phone:	212-672-7030
Signature, Place and Date of Signing: New York, NY

    Brian Smith  February 10, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    76

Form 13F Information Table Value Total: 1,664,141

FORM 13F INFORMATION TABLE
Expr1 NAME OF ISSUER TITLE OF CLASS Cusip VALUEX($1000)
SHARES/PRN AMT SH/PRN PUT/CALL INVSTMT DISCRETN  OTHER MANAGERS
SOLE  SHARED  NONE
D	Abbott Laboratories	COMMON STOCK	002824100	5720	143000	SH		SOLE		143000
D	Abgenix Inc	COMMON STOCK	00339B107	2832	384300	SH		SOLE		384300
D	AFC Enterprises	COMMON STOCK	00104Q107	1208	57500	SH		SOLE		57500
D	Affiliated Managers Group	COMMON STOCK	008252108	1312	26100	SH		SOLE		26100
D	AMC Entertainment Inc.	COMMON STOCK	001669100	1558	176100	SH		SOLE		176100
D	Amgen Inc.	COMMON STOCK	031162100	4834	100000	SH		SOLE		100000
D	Ann Taylor Stores Corp.	COMMON STOCK	036115103	12850	629300	SH		SOLE		629300
D	Anthem Inc.	COMMON STOCK	03674B104	6705	106600	SH		SOLE		106600
D	Avon Products Inc.	COMMON STOCK	054303102	22986	426700	SH		SOLE		426700
D	Baxter International Inc.	COMMON STOCK	071813109	1820	65000	SH		SOLE		65000
D	Berkshire Hathaway Inc - Cl A	COMMON STOCK	084670108	110361	1517	SH		SOLE		1517
D	Best Buy	COMMON STOCK	086516101	9208	381300	SH		SOLE		381300
D	Biogen Inc	COMMON STOCK	090597105	5007	125000	SH		SOLE		125000
D	Bristol-Myers Squibb Co.	COMMON STOCK	110122108	41424	1789400	SH		SOLE		1789400
D	Carmax Inc.	COMMON STOCK	143130102	39156	2189963	SH		SOLE		2189963
D	CBRL Group Inc. (Cracker Barrel)	COMMON STOCK	12489V106	1795	59600	SH		SOLE		59600
D	CDW Computer Centers Inc.	COMMON STOCK	125129106	33198	757100	SH		SOLE		757100
D	Cepheid Inc.	COMMON STOCK	15670R107	76	15000	SH		SOLE		15000
D	Chicago Mercantile Exchange	COMMON STOCK	167760107	3492	80000	SH		SOLE		80000
D	Circuit City Stores - Circuit	COMMON STOCK	172737108	25271	3405800	SH		SOLE		3405800
D	Connetics Corp	COMMON STOCK	208192104	2198	182900	SH		SOLE		182900
D	CVS Corp	COMMON STOCK	126650100	38738	1551400	SH		SOLE		1551400
D	Dell Computer Corp.	COMMON STOCK	247025109	23170	866500	SH		SOLE		866500
D	Dillards Inc - Cl A	COMMON STOCK	254067101	8707	549000	SH		SOLE		549000
D	Echostar Communications	COMMON STOCK	278762109	779	35000	SH		SOLE		35000
D	Enzon Inc.	COMMON STOCK	293904108	1078	64500	SH		SOLE		64500
D	Expedia Inc.	COMMON STOCK	302125109	77786	1162200	SH		SOLE		1162200
D	Focal Communications-WT07	COMMON STOCK	344155114	0	29582	SH		SOLE		29582
D	Freddie Mac	COMMON STOCK	313400301	90671	1535500	SH		SOLE		1535500
D	Gap Inc.	COMMON STOCK	364760108	16947	1092000	SH		SOLE		1092000
D	Globalstar Telecommunication	COMMON STOCK	G3930H104	1	32502	SH		SOLE		32502
D	Hewlett-Packard Co.	COMMON STOCK	428236103	108274	6237000	SH		SOLE		6237000
D	Home Depot Inc.	COMMON STOCK	437076102	32676	1363800	SH		SOLE		1363800
D	Hotels.com-CL A	COMMON STOCK	44147T108	28981	530500	SH		SOLE		530500
D	ID Biomedical Corp.	ADRS STOCKS	44936D108	131	19700	SH		SOLE		19700
D	IDEC Pharmaceuticals Corp.	COMMON STOCK	449370105	3814	115000	SH		SOLE		115000
D	Ilex Oncology Inc	COMMON STOCK	451923106	2744	388700	SH		SOLE		388700
D	Int'l Game Technology	COMMON STOCK	459902102	49780	655700	SH		SOLE		655700
D	Intermune Inc.	COMMON STOCK	45884X103	4834	189500	SH		SOLE		189500
D	John Hancock Financial Services	COMMON STOCK	41014S106	63726	2284100	SH		SOLE		2284100
D	Key Corp.	COMMON STOCK	493267108	1463	58200	SH		SOLE		58200
D	Level 3 Communications Inc.	COMMON STOCK	52729N100	2673	545700	SH		SOLE		545700
D	Lexmark International Inc.	COMMON STOCK	529771107	210540	3480000	SH		SOLE		3480000
D	Liberty Media Corp - A	COMMON STOCK	530718105	35498	3970720	SH		SOLE		3970720
D	Ligand Pharmaceuticals - CL B	COMMON STOCK	53220K207	1208	225000	SH		SOLE		225000
D	Loews Corp. - Carolina Group	COMMON STOCK	540424207	15723	775700	SH		SOLE		775700
D	Lowe's Companies	COMMON STOCK	548661107	36225	966000	SH		SOLE		966000
D	Mandalay Resort Group	COMMON STOCK	562567107	5105	166800	SH		SOLE		166800
D	Maytag Corp	COMMON STOCK	578592107	13591	476900	SH		SOLE		476900
D	McDonald's Corporation	COMMON STOCK	580135101	24046	1495400	SH		SOLE		1495400
D	Medimmune Inc.	COMMON STOCK	584699102	1958	72100	SH		SOLE		72100
D	Metris Companies Inc.	COMMON STOCK	591598107	1530	619700	SH		SOLE		619700
D	Michaels Stores Inc	COMMON STOCK	594087108	7781	248600	SH		SOLE		248600
D	Microsoft Corp	COMMON STOCK	594918104	2212	42800	SH		SOLE		42800
D	Millennium Pharmaceuticals	COMMON STOCK	599902103	794	100000	SH		SOLE		100000
D	Morgan Stanley Dean Witer	COMMON STOCK	617446448	38630	967700	SH		SOLE		967700
D	Nokia  Corp - Spon ADR	ADRS STOCKS	654902204	20723	1337000	SH		SOLE		1337000
D	Ohio Casualty Corp	COMMON STOCK	677240103	2395	185000	SH		SOLE		185000
D	Palm Inc.	COMMON STOCK	696642206	799	50899	SH		SOLE		50899
D	Pfizer Inc.	COMMON STOCK	717081103	79454	2599100	SH		SOLE		2599100
D	Pharmacia Corp.	COMMON STOCK	71713U102	9187	219800	SH		SOLE		219800
D	Philip Morris Companies	COMMON STOCK	718154107	6691	165100	SH		SOLE		165100
D	Protein Design Labs Inc.	COMMON STOCK	74369L103	2453	288600	SH		SOLE		288600
D	Regal Entertainment Group	COMMON STOCK	758766109	40820	1905700	SH		SOLE		1905700
D	Ross Stores OTC	COMMON STOCK	778296103	17439	411400	SH		SOLE		411400
D	Saxon Capital Acquisition Co	COMMON STOCK	80556P302	11903	951500	SH		SOLE		951500
D	Shire Pharmaceuticals - ADR	ADRS STOCKS	82481R106	3929	208000	SH		SOLE		208000
D	Trimeris INC	COMMON STOCK	896263100	1005	23300	SH		SOLE		23300
D	US Bancorp	COMMON STOCK	902973304	5888	277500	SH		SOLE		277500
D	UST Inc.	COMMON STOCK	902911106	2102	62900	SH		SOLE		62900
D	Vodafone Airtouch PLC - ADR	ADRS STOCKS	92857W100	561	31000	SH		SOLE		31000
D	W.P. Stewart & Co. Ltd.	COMMON STOCK	G84922106	18246	1018200	SH		SOLE		1018200
D	Walgreen Co.	COMMON STOCK	931422109	14162	485200	SH		SOLE		485200
D	Weight Watchers Intl Inc.	COMMON STOCK	948626106	13239	288000	SH		SOLE		288000
D	Willis Group Holdings Ltd.	COMMON STOCK	G96655108	123645	4312700	SH		SOLE		4312700
D	Wyeth	COMMON STOCK	983024100	4675	125000	SH		SOLE		125000
S REPORT SUMMARY 76 DATA RECORDS 1,664,141
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.